Goodwill and Intangible Assets - Estimated Amortization Expense for Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Estimated Future Amortization Expense of Intangible Assets
2020	$ 538
2021	29
2022	5
Carrying Value	$ 572	$ 3,945